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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                     AMENDED CERTIFIED SHAREHOLDER REPORT OF
                        REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                            REGISTRATION NO. 33-87498
                                    811-08910


                           VINTAGE MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                          WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                           AMY M. MITCHELL, TREASURER
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                        COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.            JOHN C. MILES, ESQ., DONALD F. BURT, ESQ.
VINTAGE MUTUAL FUNDS, INC.          CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200         1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266         LINCOLN, NEBRASKA  68508


                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2006
DATE OF REPORTING PERIOD: 03/31/2006

ITEMS 1-10 FROM N-CSR AS FILED ARE INCORPORATED.

ITEM 11. EXHIBITS.
  (A) AN AMENDED CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VINTAGE MUTUAL FUNDS, INC.


By /s/ Jeff Lorenzen
--------------------------------------
Jeff Lorenzen, President


Date: February 16, 2007


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
-------------------------------------
President and Principal Executive,
Jeff Lorenzen

February 16, 2007


/s/ Amy M. Mitchell
-------------------------------------
Treasurer and Principal Financial and
Accounting Officer,
Amy M. Mitchell

February 16, 2007